PRODUCT INFORMATION NOTICE DATED DECEMBER 2, 2021
to the following variable annuity contracts

Talcott Resolution Life Insurance Company Separate Account Seven:

Personal Retirement Manager Select Series III
Personal Retirement Manager Series II
Huntington Personal Retirement Manager Series II
Personal Retirement Manager Select Series II
Personal Retirement Manager Series I
Leaders Series V
Huntington Personal Retirement Manager Series I
Huntington Leaders Series III
Personal Retirement Manager Select Series I
Leaders Select Series III

Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:

Personal Retirement Manager Foundation O-Share
Personal Retirement Manager Series II
Personal Retirement Manager II Series V-A
Personal Retirement Manager Series I
Leaders Series V
Personal Retirement Manager I Series V-A
Leaders Series V-A
Personal Retirement Manager Foundation Series II
Leaders Foundation Series II

This product information notice updates certain information for insurance products issued by
Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

Effective May 1, 2022, the AB VPS Balanced Wealth Strategy Portfolio will be changed to AB VPS Balanced Hedged Allocation Portfolio.

This product information notice should be retained for future reference.

HV-7885